SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
The date of this supplement is March 11, 2022.

For the MFS® Funds listed below:

MFS® AGGRESSIVE GROWTH ALLOCATION FUND
MFS® BLENDED RESEARCH® GROWTH EQUITY FUND
MFS® BLENDED RESEARCH® MID CAP EQUITY FUND
MFS® BLENDED RESEARCH® SMALL CAP EQUITY FUND
MFS® BLENDED RESEARCH® VALUE EQUITY FUND
MFS® CONSERVATIVE ALLOCATION FUND
MFS® EMERGING MARKETS EQUITY FUND

MFS® GROWTH ALLOCATION FUND
MFS® INTERNATIONAL DIVERSIFICATION FUND
MFS® INTERNATIONAL GROWTH FUND
MFS® INTERNATIONAL INTRINSIC VALUE FUND
MFS® INTERNATIONAL LARGE CAP VALUE FUND
MFS® MANAGED WEALTH FUND
MFS® MODERATE ALLOCATION FUND

Effective immediately, the sub-section entitled "Organization of the Fund" under the main heading entitled "MANAGEMENT OF THE FUND" is restated in its entirety as follows:
Organization of the Fund
MFS Aggressive Growth Allocation Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Intrinsic Value Fund, MFS International Large Cap Value Fund, MFS Managed Wealth Fund, and MFS Moderate Allocation Fund, each an open-end investment company, are series of MFS Series Trust X, a Massachusetts business trust organized in 1985. Prior to June 1, 2019, MFS International Intrinsic Value Fund was known as MFS International Value Fund. MFS Aggressive Growth Allocation Fund, MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Intrinsic Value Fund, MFS International Large Cap Value Fund, MFS Managed Wealth Fund, and MFS Moderate Allocation Fund are diversified funds. MFS Blended Research Growth Equity Fund is a non-diversified fund. At a special shareholder meeting held on March 7, 2022, shareholders of the MFS Blended Research Growth Equity Fund approved a proposal to reclassify the MFS Blended Research Growth Equity Fund from diversified to non-diversified.

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